Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Estimated available-for-sale securities in unrealized loss positions	$ 67.0	$ 64.5
Number of mutual funds investments in a gross unrealized loss position	294	five